Document and Entity Information	Feb. 26, 2023
Cover [Abstract]
Document Period End Date	Feb. 26, 2023
Entity Registrant Name	Domtar CORP
Entity Incorporation State Country Code	DE
Security 12b Title	Common Stock, Par Value $0.01 Per Share
Trading Symbol	UFS
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001381531
No Trading Symbol Flag	true
Document Type	8-K
Entity File Number	001-33164
Entity Tax Identification Number	20-5901152
Entity Address, Address Line One	234 Kingsley Par k Drive
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	(803)
Local Phone Number	802-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false